Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

21. Subsequent Events

On February 10, 2025, GasLog signed a supplemental agreement to the Facility, extending the final reduction date by one year to November 2029.

On February 12, 2025, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.6530831 per preference unit and a distribution on the Series C Preference Units of $0.6204581 per preference unit. The cash distributions are payable on March 17, 2025 to all unitholders of record as of March 10, 2025.

On March 12, 2025, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $2.18 per common unit to GasLog that was settled immediately.